BLACKROCK MUNIYIELD QUALITY FUND II,
INC. (the "Fund")

File No. 811-06660

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy of the Fund's Articles of Amendment
Amending the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable
Rate Muni Term Preferred Shares is attached under
Item G.1.b.i.